Consolidated Statements of Cash Flows - USD ($)		3 Months Ended		12 Months Ended		61 Months Ended
	Jul. 02, 2021	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021
Cash flows from operating activities:
Net loss		$ (1,656,761)	$ (1,277,324)	$ (6,091,687)	$ (4,993,350)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation		27,718	5,907
Depreciation				27,054	20,222
Amortization of paid-in kind common stock interest on convertible notes			54,039	180,642	81,456
Impairment of goodwill					139,754
Stock option based compensation for employees and board of directors		653,615	689,813	2,945,487	2,550,521
Issuance of common stock to vendors as compensation		62,034	15,000	134,416	101,499
Issuance of common stock to employees to satisfy contingent liability				92,765	91,755
Issuance of common stock for additional cost to satisfy contingent liability				20,217	39,311
Loss on conversion of convertible notes		279,730		515,464
Forgiveness of Paycheck Protection Program (PPP 1) loan				(548,885)
Changes in operating assets and liabilities:
Accounts receivable		26,365	135,460	(411,571)	(86,805)
Pre-offering costs		470,136
Prepaid expenses and other current assets		(381,856)	(81,909)	(25,933)	(52,058)
Deferred costs		17,185	124,155	136,925	14,164
Other assets		(80,000)
Accounts payable		(268,823)	(52,343)	260,002	79,183
Accrued liabilities		(31,770)	(18,680)	97,068	(72,360)
Accrued bonus		(151,969)	(6,000)	440,357
Accrued legacy acquisition expense				1,250,000
Deferred revenue		15,630	499,650	(231,937)	62,433
Net cash used in operating activities		(1,053,136)	(160,542)	(1,209,616)	(2,024,275)
Cash flow from investing activities:
Purchases of equipment		(18,225)	(15,004)	(28,003)	(32,660)
Net cash used in investing activities		(18,225)	(15,004)	(28,003)	(32,660)
Cash flows from financing activities:
Proceeds from initial public offering, net	$ 11,800,000	11,821,364
Proceeds from issuance of common equity to investors			10,820	346,010	7,000	$ 1,820,000
Proceeds from exercise of stock options		45,700
Net cash provided by financing activities		11,867,064	10,820	1,974,702	1,888,385
Net change in cash and cash equivalents		10,795,703	(164,726)	737,083	(168,550)
Cash and cash equivalents, beginning of year	$ 1,771,929	1,771,929	1,034,846	1,034,846	1,203,396
Cash and cash equivalents, end of period		12,567,632	870,120	1,771,929	1,034,846	$ 1,771,929
Non-cash Investing and Financing activities:
Issuance of common stock for satisfaction of contingent liability		750,000		46,958	87,400
Conversion of convertible promissory notes 1 into common stock		1,606,176		1,487,059
Issuance of warrants in connection with initial public offering		522,360
Issuance of common stock for satisfaction of legacy acquisition liability		$ 750,000
Proceeds from Paycheck Protection Program (PPP 1) loan					548,885
Proceeds from Paycheck Protection Program (PPP 2) loan				623,828
Proceeds from convertible promissory notes 1					1,332,500
Proceeds from convertible promissory notes 2				1,475,000
Pre-offering costs incurred				(470,136)
Non-cash Investing and Financing activities:
Forgiveness of Paycheck Protection Program (PPP 1) loan				548,885
Common stock issued to convertible Note 2 holders as additional consideration				192,347
Common stock issued to convertible Note 1 holders as additional consideration					173,771
Common stock issued for interest paid-in kind on convertible notes				$ 147,471	$ 257,894